NON-WHOLLY OWNED SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2021
Interests In Other Entities [Abstract]
Summarized accounts for non-wholly owned subsidiaries
The following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statements of Financial Position:

	As of December 31, 2021
US$ MILLIONS	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Non-Controlling Interest	Equity in Net Assets Attributable to the partnership
U.K. regulated distribution operation	$249	$4,961	$316	$3,285	$314	$1,295
Brazilian regulated gas transmission operation	668	3,115	1,278	2,028	389	88
Total	$917	$8,076	$1,594	$5,313	$703	$1,383

	As of December 31, 2020
US$ MILLIONS	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Non-Controlling Interest in Affiliates	Equity in Net Assets Attributable to the partnership
U.K. regulated distribution operation	$181	$5,264	$333	$3,241	$367	$1,504
Brazilian regulated gas transmission operation	405	3,494	203	2,772	783	141
Total	$586	$8,758	$536	$6,013	$1,150	$1,645

The following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statements of Operating Results:

	Year ended December 31, 2021
		Attributable to non-controlling interest		Attributable to the partnership
US$ MILLIONS	Revenue	Net Income	Other Comprehensive Income (loss)	Net Income	Other Comprehensive Income (loss)
U.K. regulated distribution operation	$569	$34	$6	$138	$26
Brazilian regulated gas transmission operation	1,074	361	(87)	150	(31)
Total	$1,643	$395	$(81)	$288	$(5)

	Year ended December 31, 2020
		Attributable to non-controlling interest		Attributable to the partnership
US$ MILLIONS	Revenue	Net Income	Other Comprehensive Income (loss)	Net Income	Other Comprehensive Income (loss)
U.K. regulated distribution operation	$488	$11	$42	$46	$167
Brazilian regulated gas transmission operation	942	309	(399)	116	(152)
Total	$1,430	$320	$(357)	$162	$15

	Year ended December 31, 2019
		Attributable to non-controlling interest		Attributable to the partnership
US$ MILLIONS	Revenue	Net Income	Other Comprehensive Income (loss)	Net Income	Other Comprehensive Income (loss)
U.K. regulated distribution operation	$478	$24	$71	$103	$278
Brazilian regulated gas transmission operation	1,141	349	(83)	132	(33)
Total	$1,619	$373	$(12)	$235	$245
The following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statements of Cash Flows:

	Cash Flow Activities
	Year ended December 31, 2021			Year ended December 31, 2020
US$ MILLIONS	Operating	Investing	Financing	Operating	Investing	Financing
U.K. regulated distribution operation	$273	$344	$(582)	$241	$(372)	$133
Brazilian regulated gas transmission operation	768	(32)	(473)	634	(34)	(588)
Total	$1,041	$312	$(1,055)	$875	$(406)	$(455)

	Cash Flow Activities
	Year ended December 31, 2019
US$ MILLIONS	Operating	Investing	Financing
U.K. regulated distribution operation	$271	$(416)	$147
Brazilian regulated gas transmission operation	839	(21)	(702)
Total	$1,110	$(437)	$(555)